PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense related to property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ 24,491	$ 25,246	$ 20,492
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	2,395	2,722	3,060
Research and development, net
Property, Plant and Equipment [Line Items]
Depreciation	14,349	14,296	10,566
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation	5,059	5,401	4,366
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,688	$ 2,827	$ 2,500